Share based compensation (Narrative) (Details) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses incurred related to options granted | $	$ 124	$ 124
Unrecognized compensation costs related to options granted | $	$ 1,365	$ 1,365
Options exercisable, weighted average contractual life (in years)		1 year 9 months 29 days
Share Option Plan 2013 [Member] | $36.11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares		137,010
Exercise price of options | $ / shares		$ 36.11
Expiration date		Jan. 30, 2026
Closing price to determine expiration date | $ / shares	$ 18.06	$ 18.06